Equity - Hedging and exchange reserve (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reserves within equity [line items]
Beginning balance	£ 8,440	£ 10,156	£ 11,713
Other comprehensive income/(loss)	(865)	(164)	287
Transfer from other retained earnings		0
Ending balance	8,431	8,440	10,156
Cost of hedging reserve	22	30	1
Hedging reserve
Disclosure of reserves within equity [line items]
Beginning balance	93	(37)	(68)
Other comprehensive income/(loss)	20	125	31
Transfer from other retained earnings		5
Ending balance	113	93	(37)
Exchange reserve
Disclosure of reserves within equity [line items]
Beginning balance	(1,022)	(781)	(962)
Other comprehensive income/(loss)	(672)	(241)	181
Transfer from other retained earnings		0
Ending balance	(1,694)	(1,022)	(781)
Hedging and exchange reserve
Disclosure of reserves within equity [line items]
Beginning balance	(929)	(818)	(1,030)
Other comprehensive income/(loss)	(652)	(116)	212
Transfer from other retained earnings		5
Ending balance	£ (1,581)	£ (929)	£ (818)